Trade and Notes Payables	12 Months Ended
Dec. 31, 2021
Trade And Other Payables [Abstract]
Trade and Notes Payables

20. TRADE AND NOTES PAYABLES

	December 31, 2021	December 31, 2020
	US$’000	US$’000
Trade payables	7,043	4,911
Notes payable	—	327
	7,043	5,238

The trade payables are non-interest-bearing and are normally settled on 30-day terms.

As at December 31, 2021 and 2020, amounts due to the Group’s related parties, included in the Group’s trade payables, were US$2.4 million and US$2.1 million, respectively (note 33).